BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 16, 2023	Dec. 11, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)			194,460,874	189,600,000
Exchangeable and Class B Shares
Disclosure of limited partners equity [Line Items]
Share exchanges			$ 0	$ 0	$ 1
Exchangeable and Class B Shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Units issued (in dollars per share)		$ 28.28
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)			$ 26.28
Number of shares issued (in shares)	7,430,000
Value Of Shares Issued	$ 33.80
Proceeds from issuing shares	$ 251
Share issue related cost	$ 10
Ownership, number of shares (in shares)			44,813,835
BEPC Exchangeable Units | Brookfield Corporation And Affiliates
Disclosure of limited partners equity [Line Items]
Ownership percentage			25.00%
Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)			8,465	12,308	16,071
Dividends declared			$ 241	$ 220	$ 209
Dividends paid			$ 241	$ 220	$ 207
Shares outstanding (in shares)			179,651,526	172,218,098	172,203,342
Class C
Disclosure of limited partners equity [Line Items]
Shares outstanding (in shares)			194,460,874	194,460,874
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)			8,900,000
Percentage of units for normal course issuer bid			5.00%